Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Athlon Credit Agreement	Sep. 05, 2012 Athlon Credit Agreement	Dec. 31, 2012 Commodity derivative contracts with floor price 2013 bbl	Dec. 31, 2012 Commodity derivative contracts with cap price 2013 bbl	Dec. 31, 2012 Commodity derivative contracts with swap price 2013 bbl	Sep. 30, 2013 Commodity derivative contracts with swap price 2014 bbl	Dec. 31, 2012 Commodity derivative contracts with swap price 2014 bbl	Sep. 30, 2013 Commodity derivative contracts with swap price 2015 bbl	Dec. 31, 2012 Commodity derivative contracts with swap price 2015 bbl	Jan. 31, 2013 Subsequent events Athlon Credit Agreement	Mar. 08, 2013 Subsequent events Commodity derivative contracts with floor price 2013 bbl	Mar. 08, 2013 Subsequent events Commodity derivative contracts with cap price 2013 bbl	Mar. 08, 2013 Subsequent events Commodity derivative contracts with swap price 2013 bbl	Mar. 08, 2013 Subsequent events Commodity derivative contracts with swap price 2014 bbl	Mar. 08, 2013 Subsequent events Commodity derivative contracts with swap price 2015 bbl	Feb. 28, 2013 Subsequent events Basis differential swaps March through December 2013 bbl
Subsequent events
Current borrowing base	$ 275.0	$ 245.0								$ 295.0
Average Daily Volume			150	150	5,000	7,950	4,950	1,300	800		150	150	5,500	5,450	1,300	5,000
Weighted-Average Floor Price			75.00								75.00
Weighted-Average Cap Price				105.95								105.95
Weighted-Average Swap Price					94.15	92.67	92.65	93.18	94.86				94.50	92.83	93.18	1.20